Commitments and Contingencies	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies [Abstract]
Commitments and Contingencies
Note 10 - Commitments and Contingencies

A.	Operating leases

The Company’s subsidiaries have entered into various non-cancelable operating lease agreements for office space and operating leases for vehicles.

As of December 31, 2018, minimum future rental payments under such non-cancelable operating leases are as follows:

Year Ending December 31,	U.S. Dollars (in thousands)

2019	1,007
2020	726
2021	205
Thereafter	40

1,978

Aggregate office rent expenses amounted to $583, $523, and $528 in 2018, 2017 and 2016, respectively.

B.	Allowance for doubtful debts

The following is a summary of the allowance for doubtful accounts related to accounts receivable for the years ended December 31:

	Balance at				Balance at
	beginning		Reversal of	Write-off of	end of
	of period	Provision	provision	provision	period
	U.S. Dollars (in thousands)
2016	755	16	(180)	-	591
2017	591	-	-	-	591
2018	591	-	-	(181)	410

C.	Litigation

In July 2017, the Company announced that it had reached a settlement with Rudolph Technologies Inc. (NASDAQ: RTEC) relating to pending patent lawsuits that Rudolph filed against the Company and that the Company filed against Rudolph. According to the settlement, the Company paid Rudolph $13 million and each side has dismissed their claims against each other with prejudice. The settlement further gives the Company a perpetual right to sell its existing products, the Condor, Gannet and Eagle, as well as future products, without any claim of patent infringement from any of the patent families that the Company had been sued on.  The Company granted similar rights to Rudolph on Camtek's patent for Kerf inspection.

In addition, the parties agreed to a quiet period of three years, during which neither party may file any action seeking damages against the other party.

D.	Lines of credit

The Company has a credit agreement with two banks that provides for a line of credit by which it is permitted to borrow up to $4 million.

As of December 31, 2018, the credit facility has not been utilized, and the Company is in compliance with the required covenants specified in the credit line agreement.

E.	Israel Innovation Authority

Through its acquisition of Printar in 2009, the Company participates in programs sponsored by the Israeli government for the support of research and development activities. The Company is committed to pay amounts to the IIA at rates of 3.5% of the sales of products resulting from this research and development, up to an amount equal to 100% of the grants received by the Company, bearing interest at the rate of LIBOR. The obligation to pay these royalties is contingent on actual sales of the products and in the absence of such sales, no payment is required.

As of December 31, 2018, the amount of non-repaid grants received including interest accrued amounted to $7,024 (December 31, 2017 - $6,734). The liabilities to the IIA were initially recorded at fair value as part of the purchase price allocation related to the acquisition of Printar. In August 2016, pursuant to the Company’s decision to cease supporting the Gryphon system as detailed in Note 1C, the Company does not expect any payments will be made in respect of the foregoing Printar related grants and accordingly all the liabilities to the IIA were written off.

F.	Settlement of a dispute with Israel Innovation Authority

In 2017, the Company resolved a dispute which had arisen between the Company and the IIA in Israel regarding the royalty rate to be paid in respect of certain of the Company’s products, the manufacturing and assembly of which has been moved to a foreign subsidiary. In the framework of the dispute settlement, the Company repaid its entire obligation in the amount of $2.1 million and received permission from the IIA to transfer the intellectual property as part of the PCB sale. The payment was recorded as a selling, general and administrative expense in the discontinued operation. See also Note 19.

G.	Outstanding Purchase Orders

As of December 31, 2018, the Company has purchase orders of $9,716 (2017 - $6,570) which mainly represent outstanding purchase commitments for inventory components ordered by the Company in the normal course of business.